FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - Credit risk (Details) - Trade accounts receivable - Credit risk - CAD ($) $ in Thousands	Mar. 31, 2026	Mar. 31, 2025
Disclosure of detailed information about financial instruments [line items]
Total	$ 520,261	$ 705,255
Current
Disclosure of detailed information about financial instruments [line items]
Total	384,583	594,154
1 – 30 days
Disclosure of detailed information about financial instruments [line items]
Total	53,026	31,548
31 – 60 days
Disclosure of detailed information about financial instruments [line items]
Total	14,980	18,521
61 – 90 days
Disclosure of detailed information about financial instruments [line items]
Total	8,112	8,141
Over 90 days
Disclosure of detailed information about financial instruments [line items]
Total	$ 59,560	$ 52,891